Fair Value Measurement Narratives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair value measurement
Accrued investment income of short-term investments	¥ (49)	$ (7)	¥ (8,289)	¥ 6,374
Impairment loss for the intangible assets			Impairment of goodwill and intangible assets
Impairment of goodwill			¥ 48,500
Impairment of property and equipment	1,350	$ 196	0	0
Recurring
Fair value measurement
Accrued investment income of short-term investments	0		161
Non-recurring
Fair value measurement
Impairment charges on investment	7,945		17,850	0
Impairment loss for the intangible assets	0		17,379	0
Impairment of goodwill	¥ 0		¥ 48,500	¥ 0